                 ---------------------------------------------

                                      UST

                         MASTER TAX-EXEMPT FUNDS, INC.

                 ---------------------------------------------



                      TAX-EXEMPT FIXED INCOME PORTFOLIOS


                              SEMI-ANNUAL  REPORT

                              SEPTEMBER 30, 1995

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
LETTER TO SHAREHOLDERS.....................................................   1
STATEMENTS OF ASSETS AND LIABILITIES.......................................   2
STATEMENTS OF OPERATIONS...................................................   3
STATEMENTS OF CHANGES IN NET ASSETS........................................   4
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS.................   6
PORTFOLIOS OF INVESTMENTS
  Short-Term Tax-Exempt Fund ..............................................   8
  Short-Term Tax-Exempt Securities Fund....................................  13
  Intermediate-Term Tax-Exempt Fund........................................  15
  New York Intermediate-Term Tax-Exempt Fund...............................  17
  Long-Term Tax-Exempt Fund................................................  19
NOTES TO FINANCIAL STATEMENTS..............................................  20

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 . SHAREHOLDER SERVICES 1-800-446-1012
 . CURRENT PRICE AND YIELD INFORMATION 1-800-233-9180
 . INITIAL PURCHASE AND PROSPECTUS INFORMATION 1-800-233-1136

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-233-1136

Investors should read the current prospectus carefully prior to investing or sending money.

UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. are sponsored and distributed by Edgewood Services, Inc.

You may write to UST Master Funds, Inc. and UST Master Tax-Exempt Funds, Inc. at the following address:

    UST MASTER FUNDS, INC.
    C/O CHASE GLOBAL FUNDS SERVICES COMPANY
    P.O. BOX 2798
    BOSTON, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, ITS PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

                            LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present UST Master Funds and UST Master Tax-Exempt Funds semi-annual reports for the six months ended September 30, 1995.

The U.S. stock market continued to make strong gains for the period. International markets remained difficult overall, though conditions are looking up. Bond markets both home and abroad were somewhat volatile, yet the spectacular gains of early 1995 were not eroded. While the general market has been very favorable and some segments have been spectacular, the market also continues to be variable and unforgiving to those companies which fail to meet earnings expectations. In this environment, our outlook is somewhat cautious. Much of the good news may already be in the markets, and further broad gains will depend on continued good news about earnings and interest rates.

Investment performance continued to be strong in several of our equity and fixed income funds. The Early Life Cycle Fund, with a return of 31.16%* ranked 105th among 288 Small Company Growth Funds ranked by Lipper Analytical Services, Inc.** (Lipper) for the one year period ended September 30, 1995. The Communication and Entertainment Fund returned 30.98%,* Global Competitors returned 28.77%,* ranking 121st, and 184th, respectively, among 550 Growth Funds ranked by Lipper for the same period. Among our fixed-income funds, The Managed Income returned 16.98%* ranking 8th among 77 Corporate BBB Funds*** tracked by Lipper. The Intermediate-Term Managed Income Funds returned 14.61%* ranking 13th among 144 Lipper Intermediate-Term Investment Grade Bond Funds. Three Tax-Exempt funds turned in the best relative performance in our family of funds during the one year period. Lipper ranked both the Long-Term Tax-Exempt, 16.03%,* and the N.Y. Intermediate-Term Funds, 10.37%,* number 1 among 213 General Municipal Bond Funds,*** and 22 among N.Y. State Municipal Bond Funds,*** respectively. The Intermediate-Term Tax Exempt Fund ranked 2nd among 111 Lipper Intermediate-Term Municipal Bond Funds*** with a return of 11.16%.*

With a diversified portfolio of professionally managed funds, we are prepared to fulfill your investment needs. We appreciate your participation in UST Master Funds and UST Master Tax-Exempt Funds and look forward to serving you in the years to come.

                                          Alfred C. Tannachion
                                          Chairman of the Board and President
--------
  * Past performance is not predictive of future performance. Total return represents the change during the period in a hypothetical account with dividends reinvested, without taking into account the maximum initial sales charge of 4.5%. Investment return and principal value will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.
    The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year and since inception (12/31/92) were 25.25% and 20.50%, respectively, for Early Life Cycle Fund, 25.13% and 23.54%, respectively, for Communication and Entertainment Fund, 22.96% and 12.77%, respectively, for Global Competitors Fund and 9.49% and 4.86%, respectively, for Intermediate-Term Managed Income Fund. The average annual total returns on 9/30/95, including the maximum 4.5% sales charge for one year, five year and since inception were 11.66%, 9.14% and 10.68%, respectively, for Managed Income Fund (1/9/86 inception), 10.78%, 9.35% and 10.69%, respectively, for Long Term Tax-Exempt Fund (2/5/86 inception), 5.38%, 6.01% and 6.05%, respectively, for N.Y. Intermediate-Term Tax-Exempt Fund (5/31/90 inception) and 6.10%, 7.14% and 7.95%, respectively, for Intermediate-Term Tax-Exempt Fund (12/3/85 inception).
    A portion of the tax-exempt funds' income may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.
    Each fund is currently waiving certain fees. Had the funds not waived fees, returns would have been lower. This voluntary waiver may be modified or terminated at any time.
 ** Lipper Analytical Services, Inc. is an independent mutual fund performance monitor whose rankings are based on total return excluding sales charges. *** For the five year period ended 9/30/95, Lipper ranked Managed Income Fund
    19 among 26 Corporate BBB Funds, Long-Term Tax-Exempt Fund 2 among 98 General Municpal Bond Funds, N.Y. Intermediate-Term Tax-Exempt Fund 5 among 5 N.Y. State Municipal Bond Funds and Intermediate-Term Tax-Exempt Fund 5 among 32 Intermediate-Term Municipal Bond Funds.

UST MASTER TAX-EXEMPT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF SEPTEMBER 30, 1995 (UNAUDITED)

                                                                             NEW YORK
                                               SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-
                                  SHORT-TERM   TAX-EXEMPT       TERM           TERM       LONG-TERM
                                  TAX-EXEMPT   SECURITIES    TAX-EXEMPT     TAX-EXEMPT   TAX-EXEMPT
                                     FUND         FUND          FUND           FUND         FUND
                                 ------------  -----------  -------------  ------------- -----------
  ASSETS:
   Investments, at cost -- see
    accompanying portfolios....  $782,439,892  $47,595,700  $234,898,760    $90,923,123  $75,172,100
                                 ============  ===========  ============    ===========  ===========
   Investments, at value
    (Note 1)...................  $782,439,892  $48,286,517  $246,532,400    $93,338,707  $77,312,160
   Cash........................           --           532           248             80          --
   Interest receivable.........     5,041,428      698,103     3,658,865      1,407,349    1,380,712
   Receivable for investments
    sold.......................     6,760,000          --            --       4,509,163    8,026,694
   Receivable for fund shares
    sold.......................        32,673      107,044       433,073         21,262    1,229,282
   Prepaid expenses............         4,974          370        1, 731            635          541
   Unamortized organization
    costs (Note 5).............           --         9,429           --             --           --
                                 ------------  -----------  ------------    -----------  -----------
   TOTAL ASSETS................   794,278,967   49,101,995   250,626,317     99,277,196   87,949,389
  LIABILITIES:
   Payable for investments
    purchased..................           --           --            --       2,576,971          --
   Payable for dividends
    declared...................     2,174,115      151,042       880,652        308,243      327,763
   Payable for fund shares
    redeemed...................           --        16,648       411,181         13,000       16,797
   Investment advisory fees
    payable (Note 2)...........       144,303       10,270        65,040         39,170       36,188
   Administration fees and
    shareholder servicing fees
    payable (Note 2)...........       107,265        6,629        34,172         12,816       12,568
   Due to custodian............        81,811          --            --             --            95
   Accrued expenses and other
    payables...................       318,004       18,777        81,216        111,434       98,330
                                 ------------  -----------  ------------    -----------  -----------
   TOTAL LIABILITIES...........     2,825,498      203,366     1,472,261      3,061,634      491,741
                                 ------------  -----------  ------------    -----------  -----------
  NET ASSETS...................  $791,453,469  $48,898,629  $249,154,056    $96,215,562  $87,457,648
                                 ============  ===========  ============    ===========  ===========
  NET ASSETS consist of:
   Undistributed/(distributions
    in excess of) net
    investment income..........  $        --   $     7,605  $    (60,661)   $       --   $    38,696
   Accumulated net realized
    gain/(loss) on
    investments................       (46,948)  (1,157,004)   (9,028,297)    (2,177,595)     238,996
   Unrealized appreciation/
    (depreciation) on
    investments................           --       690,817    11,633,640      2,415,584    2,140,060
   Par value (Note 4)..........       791,750        6,924        27,252         11,352        9,170
   Paid in capital in excess of
    par value..................   790,708,667   49,350,287   246,582,122     95,966,221   85,030,726
                                 ------------  -----------  ------------    -----------  -----------
  TOTAL NET ASSETS.............  $791,453,469  $48,898,629  $249,154,056    $96,215,562  $87,457,648
                                 ============  ===========  ============    ===========  ===========
  Shares of Common Stock
   Outstanding.................   791,750,476    6,923,515    27,252,034     11,352,527    9,169,596
  NET ASSET VALUE PER SHARE....         $1.00        $7.06         $9.14          $8.48        $9.54
                                        =====        =====         =====          =====        =====

                      See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                                     NEW YORK
                                         SHORT-TERM  INTERMEDIATE- INTERMEDIATE-
                            SHORT-TERM   TAX-EXEMPT      TERM          TERM      LONG-TERM
                            TAX-EXEMPT   SECURITIES   TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
                               FUND         FUND         FUND          FUND         FUND
                            -----------  ----------  ------------- ------------- ----------
  INVESTMENT INCOME:
   Interest income........  $16,086,481  $1,156,266   $ 6,347,830   $2,325,119   $2,397,191
                            -----------  ----------   -----------   ----------   ----------
  EXPENSES:
   Investment advisory
    fees (Note 2).........    1,001,181      72,330       431,633      232,956      209,091
   Administration fees
    (Note 2)..............      617,169      37,156       190,055       71,803       64,447
   Administrative service
    fees (Note 2).........      145,296      11,035        53,614       10,795       23,036
   Shareholder servicing
    agent fees (Note 2)...       14,343       4,691        12,584        5,469       13,927
   Custodian fees
    (Note 2)..............      211,304       8,237        62,926       24,172       22,577
   Registration and filing
    fees..................        3,176       6,495         4,477          219          891
   Legal and audit fees...       49,729       4,275        18,478        2,709        3,586
   Directors' fees and
    expenses (Note 2).....       26,821       1,661         8,588        3,123        1,752
   Shareholder reports....       11,793       2,040         8,802        4,049        2,087
   Amortization of
    organization costs
    (Note 5)..............          --        2,105           --         1,448          --
   Miscellaneous
    expenses..............       21,058       2,189         9,062        3,314        2,755
                            -----------  ----------   -----------   ----------   ----------
   TOTAL EXPENSES.........    2,101,870     152,214       800,219      360,057      344,149
   Fees waived by
    investment adviser and
    administrators
    (Note 2)..............     (145,296)    (11,035)      (53,614)     (10,795)     (23,036)
                            -----------  ----------   -----------   ----------   ----------
   NET EXPENSES...........    1,956,574     141,179       746,605      349,262      321,113
                            -----------  ----------   -----------   ----------   ----------
  NET INVESTMENT INCOME...   14,129,907   1,015,087     5,601,225    1,975,857    2,076,078
                            -----------  ----------   -----------   ----------   ----------
  REALIZED AND UNREALIZED
   GAIN/(LOSS) ON
   INVESTMENTS (NOTE 1):
   Net realized gain/
    (loss) on security
    transactions..........       18,666     370,078     2,118,720    1,263,005    2,514,122
   Change in unrealized
    appreciation/
    (depreciation) on
    investments during
    the period............          --      339,977     7,046,168    1,308,909     (111,788)
                            -----------  ----------   -----------   ----------   ----------
  NET REALIZED AND
   UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS.........       18,666     710,055     9,164,888    2,571,914    2,402,334
                            -----------  ----------   -----------   ----------   ----------
  NET INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS.............  $14,148,573  $1,725,142   $14,766,113   $4,547,771   $4,478,412
                            ===========  ==========   ===========   ==========   ==========

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        NEW YORK
                                          SHORT-TERM   INTERMEDIATE-  INTERMEDIATE-
                             SHORT-TERM   TAX-EXEMPT       TERM           TERM       LONG-TERM
                             TAX-EXEMPT   SECURITIES    TAX-EXEMPT     TAX-EXEMPT   TAX-EXEMPT
                                FUND         FUND          FUND           FUND         FUND
                            ------------  -----------  -------------  ------------- -----------
  PERIOD ENDED SEPTEMBER
   30, 1995 (UNAUDITED)
  Net investment income...  $ 14,129,907  $ 1,015,087  $  5,601,225    $ 1,975,857  $ 2,076,078
  Net realized gain/(loss)
   on investments.........        18,666      370,078     2,118,720      1,263,005    2,514,122
  Change in unrealized
   appreciation/
   (depreciation) on
   investments during
   the period.............           --       339,977     7,046,168      1,308,909     (111,788)
                            ------------  -----------  ------------    -----------  -----------
  Net increase in net
   assets resulting from
   operations.............    14,148,573    1,725,142    14,766,113      4,547,771    4,478,412
  Distributions to
   shareholders:
   From net investment
    income................   (14,129,907)  (1,007,482)   (5,524,112)    (1,975,857)  (2,038,898)
  Increase/(decrease) in
   net assets from fund
   share transactions
   (Note 4)...............   (23,454,943)      (6,574)    4,921,835      6,480,117    6,137,684
                            ------------  -----------  ------------    -----------  -----------
  Net increase/(decrease)
   in net assets..........   (23,436,277)     711,086    14,163,836      9,052,031    8,577,198
  NET ASSETS:
   Beginning of period....   814,889,746   48,187,543   234,990,220     87,163,531   78,880,450
                            ------------  -----------  ------------    -----------  -----------
   End of period (1)......  $791,453,469  $48,898,629  $249,154,056    $96,215,562  $87,457,648
                            ============  ===========  ============    ===========  ===========
  YEAR ENDED MARCH 31,
   1995
  Net investment income...  $ 22,096,467  $ 1,942,218  $ 10,837,080    $ 3,790,054  $ 3,891,872
  Net realized gain/(loss)
   on investments.........         6,384   (1,527,080)  (10,580,690)    (3,440,595)  (2,250,004)
  Change in unrealized
   appreciation/
   (depreciation) on
   investments during
   the year...............           --     1,273,807    14,115,147      4,729,153    5,825,370
                            ------------  -----------  ------------    -----------  -----------
  Net increase in net
   assets resulting from
   operations.............    22,102,851    1,688,945    14,371,537      5,078,612    7,467,238
  Distributions to
   shareholders:
   From net investment
    income................   (22,096,467)  (1,942,218)  (10,837,080)    (3,790,054)  (3,891,872)
   From net realized gain
    on investments........           --      (106,754)          --      (1,095,691)    (904,671)
  Increase/(decrease) in
   net assets from fund
   share transactions
   (Note 4)...............   120,302,035   (9,180,054)  (66,805,438)   (20,518,090)  (5,941,615)
                            ------------  -----------  ------------    -----------  -----------
  Net increase/(decrease)
   in net assets..........   120,308,419   (9,540,081)  (63,270,981)   (20,325,223)  (3,270,920)
  NET ASSETS:
   Beginning of year......   694,581,327   57,727,624   298,261,201    107,488,754   82,151,370
                            ------------  -----------  ------------    -----------  -----------
   End of year (2)........  $814,889,746  $48,187,543  $234,990,220    $87,163,531  $78,880,450
                            ============  ===========  ============    ===========  ===========

(1) Including accumulated/(distributions in excess of) net investment income of $7,605 for Short-Term Tax-Exempt Securities Fund, ($60,661) for Intermediate-Term Tax-Exempt Fund and $38,696 for Long-Term Tax-Exempt Fund.
(2) Including accumulated/(distributions in excess of) net investment income of ($137,774) for Intermediate-Term Tax-Exempt Fund and $1,516 for Long-Term Tax-Exempt Fund.

                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

UST MASTER TAX-EXEMPT FUNDS, INC.
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS
 For a fund share outstanding throughout each year.

                           NET ASSET             NET REALIZED             DIVIDENDS   DISTRIBUTIONS
                            VALUE,      NET     AND UNREALIZED TOTAL FROM  FROM NET      FROM NET
                           BEGINNING INVESTMENT GAIN/(LOSS) ON INVESTMENT INVESTMENT  REALIZED GAIN
                           OF PERIOD   INCOME    INVESTMENTS   OPERATIONS   INCOME    ON INVESTMENTS
                           --------- ---------- -------------- ---------- ----------  --------------
  SHORT-TERM TAX-EXEMPT FUND -- (5/24/85*)
   Year Ended March 31,
   1991...................   $1.00    $0.05292    $(0.00001)    $0.05291  $(0.05292)     $0.00000
   1992...................    1.00     0.03849      0.00000      0.03849   (0.03849)      0.00000
   1993...................    1.00     0.02395      0.00000      0.02395   (0.02395)      0.00000
   1994...................    1.00     0.01938      0.00000      0.01938   (0.01938)      0.00000
   1995...................    1.00     0.02825      0.00000      0.02825   (0.02825)      0.00000
   Period Ended September
   30, 1995 (Unaudited)...    1.00     0.01765      0.00000      0.01765   (0.01765)      0.00000
  SHORT-TERM TAX-EXEMPT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1993...................   $7.00    $   0.05    $    0.07     $   0.12  $   (0.05)     $   0.00
   1994...................    7.07        0.21        (0.03)        0.18      (0.21)        (0.05)
   1995...................    6.99        0.25        (0.02)        0.23      (0.25)        (0.01)
   Period Ended September
   30, 1995 (Unaudited)...    6.96        0.15         0.10         0.25      (0.15)         0.00
  INTERMEDIATE-TERM TAX-EXEMPT FUND -- (12/3/85*)
   Year Ended March 31,
   1991...................   $8.67    $   0.56    $    0.16     $   0.72  $   (0.56)     $   0.00
   1992...................    8.83        0.49         0.19         0.68      (0.49)        (0.07)
   1993...................    8.95        0.42         0.59         1.01      (0.42)        (0.30)
   1994...................    9.24        0.34        (0.09)        0.25      (0.34)        (0.26)
   1995...................    8.64        0.37         0.16         0.53      (0.37)         0.00
   Period Ended September
   30, 1995 (Unaudited)...    8.80        0.20         0.34         0.54      (0.20)         0.00
  N.Y. INTERMEDIATE-TERM TAX-EXEMPT FUND -- (5/31/90*)
   Year Ended March 31,
   1991...................   $8.00    $   0.39    $    0.20     $   0.59  $   (0.39)     $   0.00
   1992...................    8.20        0.41         0.19         0.60      (0.41)        (0.08)
   1993...................    8.31        0.34         0.41         0.75      (0.34)        (0.11)
   1994...................    8.61        0.31        (0.13)        0.18      (0.31)        (0.22)
   1995...................    8.18        0.33         0.15         0.48      (0.33)        (0.09)
   Period Ended September
   30, 1995 (Unaudited)...    8.24        0.18         0.24         0.42      (0.18)         0.00
  LONG-TERM TAX-EXEMPT FUND -- (2/5/86*)
   Year Ended March 31,
   1991...................   $8.87    $   0.54    $    0.33     $   0.87  $   (0.54)     $  (0.05)
   1992...................    9.15        0.51         0.30         0.81      (0.51)        (0.20)
   1993...................    9.25        0.46         0.99         1.45      (0.46)        (0.48)
   1994...................    9.76        0.42        (0.12)        0.30      (0.42)        (0.50)
   1995...................    8.87        0.43         0.50         0.93      (0.43)        (0.10)
   Period Ended September
   30, 1995 (Unaudited)...    9.27        0.23         0.27         0.50      (0.23)         0.00

 * Commencement of operations
** Annualized
 + Expense ratios before waiver of fees and reimbursement of expenses (if any)
   by adviser and administrators.
++ Total return data does not reflect the sales load payable on purchases of fund shares.

                       See Notes to Financial Statements

DISTRIBUTIONS                                                RATIO OF NET RATIO OF GROSS RATIO OF NET
 IN EXCESS OF                                    NET ASSETS,  OPERATING     OPERATING     INVESTMENT
 NET REALIZED                NET ASSET             END OF      EXPENSES      EXPENSES       INCOME    PORTFOLIO   FEE
   GAIN ON         TOTAL     VALUE, END  TOTAL     PERIOD     TO AVERAGE    TO AVERAGE    TO AVERAGE  TURNOVER  WAIVERS
 INVESTMENTS   DISTRIBUTIONS OF PERIOD  RETURN++    (000)     NET ASSETS   NET ASSETS+    NET ASSETS    RATE    (NOTE 2)
-------------  ------------- ---------- -------- ----------- ------------ -------------- ------------ --------- --------
   $0.00000      $(0.05292)    $1.00      5.42%   $662,337      0.53%         0.53%         5.28%        --     $0.00000
    0.00000       (0.03849)     1.00      3.92%    666,351      0.52%         0.52%         3.84%        --      0.00000
    0.00000       (0.02395)     1.00      2.42%    659,327      0.52%         0.52%         2.39%        --      0.00000
    0.00000       (0.01938)     1.00      1.96%    694,581      0.52%         0.52%         1.94%        --      0.00003
    0.00000       (0.02825)     1.00      2.86%    814,890      0.49%         0.52%         2.85%        --      0.00030
    0.00000       (0.01765)     1.00      1.78%    791,453      0.49%**       0.52%**       3.53%**      --      0.00018
   $   0.00      $   (0.05)    $7.07      1.65%   $ 28,598      0.60%**       0.84%**       2.80%**      --     $   0.00
       0.00          (0.26)     6.99      2.55%     57,728      0.59%         0.60%         2.94%       539%        0.00
       0.00          (0.26)     6.96      3.45%     48,188      0.59%         0.61%         3.60%       565%        0.00
       0.00          (0.15)     7.06      3.58%     48,899      0.59%**       0.63%**       4.21%**     126%**      0.00
   $   0.00      $   (0.56)    $8.83      8.64%   $122,615      0.66%         0.66%         6.47%       216%    $   0.00
       0.00          (0.56)     8.95      7.95%    223,201      0.64%         0.64%         5.48%       276%        0.00
       0.00          (0.72)     9.24     11.70%    285,317      0.64%         0.64%         4.57%       429%        0.00
      (0.25)         (0.85)     8.64      2.58%    298,261      0.64%         0.64%         3.74%       379%        0.00
       0.00          (0.37)     8.80      6.34%    234,990      0.61%         0.64%         4.28%       362%        0.00
       0.00          (0.20)     9.14      6.21%    249,154      0.61%**       0.65%**       4.54%**      64%**      0.00
   $   0.00      $   (0.39)    $8.20      7.54%   $ 25,883      0.86%**       0.86%**       5.72%**     105%    $   0.00
       0.00          (0.49)     8.31      7.42%     52,238      0.88%         0.88%         4.82%       106%        0.00
       0.00          (0.45)     8.61      9.27%     88,249      0.89%         0.89%         3.94%       339%        0.00
      (0.08)         (0.61)     8.18      1.87%    107,489      0.87%         0.87%         3.55%       326%        0.00
       0.00          (0.42)     8.24      6.05%     87,164      0.78%         0.80%         4.06%       563%        0.00
       0.00          (0.18)     8.48      5.12%     96,216      0.75%**       0.77%**       4.24%**     191%**      0.00
   $   0.00      $   (0.59)    $9.15     10.11%   $ 38,040      0.86%         0.86%         6.01%       197%    $   0.00
       0.00          (0.71)     9.25      9.19%     62,732      0.85%         0.85%         5.52%       218%        0.00
       0.00          (0.94)     9.76     16.35%     85,520      0.86%         0.86%         4.73%       300%        0.00
      (0.27)         (1.19)     8.87      2.38%     82,151      0.85%         0.86%         4.25%       252%        0.00
       0.00          (0.53)     9.27     11.01%     78,880      0.80%         0.83%         4.86%       214%        0.00
       0.00          (0.23)     9.54      5.44%     87,458      0.77%**       0.82%**       4.96%**     234%**      0.00

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT FUND (UNAUDITED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- 56.97%
 $20,000,000 California State Revenue Anticipation Warrants,
             Series C, 5.750%, 04/25/1996(1).....................  $ 20,198,154
   4,000,000 Gainsville, Florida, Utilities Systems Revenue
             Bonds, Series C, 4.000%, 10/02/1995.................     4,000,000
   5,000,000 Gainsville, Florida, Utilities Systems Revenue
             Bonds, Series C, 3.850%, 10/16/1995.................     5,000,000
   5,000,000 Gainsville, Florida, Utilities Systems Revenue
             Bonds, Series C, 3.700%, 12/06/1995.................     5,000,000
   3,640,000 Gulf Coast Waste Disposal Authority, Texas, Water &
             Pollution Control Revenue Bonds, Amoco Oil Project,
             3.850%, 07/15/2008+.................................     3,640,000
   5,000,000 Gwinnett County, Georgia, School District Refunding
             General Obligation Bonds, 4.400%, 02/01/1996........     5,014,529
   2,000,000 Hawaii State, General Obligation Bonds, Series BG-
             1986, 6.000%, 11/01/1995............................     2,003,986
   4,500,000 Houston, Texas, General Obligation Revenue Bonds,
             Series A, 3.750%, 12/07/1995........................     4,500,000
   5,400,000 Houston, Texas, General Obligation Revenue Bonds,
             Series A, 3.750%, 12/12/1995........................     5,400,000
  10,300,000 Houston, Texas, Public Improvement General
             Obligation Revenue Bonds, Series A,
             4.200%, 04/01/1998+.................................    10,300,000
  12,300,000 Houston, Texas, Public Improvement General
             Obligation Revenue Bonds, Series B,
             4.200%, 04/01/2014+.................................    12,300,000
   7,900,000 Indianapolis, Indiana, Local Public Improvement
             Bonds, Series B, 4.250%, 01/11/1996(2)..............     7,916,034
   8,000,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series E,
             3.750%, 10/30/1995..................................     8,000,000
   5,200,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series F,
             3.500%, 11/10/1995..................................     5,200,000

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (CONTINUED)
 $10,000,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series F,
             3.750%, 12/13/1995..................................   $ 10,000,000
   5,700,000 Jacksonville, Florida, Electric Authority Revenue
             Bonds, 3.600%, 12/12/1995...........................      5,700,000
   4,760,000 Lower Colorado River Authority, Texas, Revenue
             Bonds, Series B, 3.900%, 10/11/1995.................      4,760,000
  10,000,000 Massachusetts State General Obligation Notes, Series
             A, 3.850%, 11/29/1995...............................     10,000,000
   6,000,000 Massachusetts Bay Transit Authority, Series C,
             5.500%, 03/01/1996..................................      6,045,110
  11,655,000 New York City, New York, Revenue Anticipation Notes,
             Series A, 4.500%, 04/11/1996........................     11,694,405
  49,500,000 New York City, New York, Tax Anticipation Notes,
             Series A, 4.500%, 02/15/1996........................     49,644,482
  13,500,000 Nueces River, Texas, Industrial Development
             Authority, Pollution Control Refunding Revenue
             Bonds, San Miguel Electric Coop, 3.900%,
             10/05/1995(3).......................................     13,500,000
  10,000,000 Nueces River, Texas, Industrial Development
             Authority, Pollution Control Refunding Revenue
             Bonds, San Miguel Electric Coop, 3.900%,
             10/10/1995(3).......................................     10,000,000
   2,750,000 Ohio State University, General Receipts Revenue
             Bonds, Series B, 4.200%, 12/01/2012+................      2,750,000
  13,725,000 Oklahoma State Water Resources Board State Loan
             Program Revenue Bonds, Series A,
             3.950%, 09/01/2023++................................     13,725,000
  10,000,000 Omaha, Nebraska, Public Power District,
             3.700%, 10/17/1995..................................     10,000,000
   7,500,000 Orlando, Florida, Waste Water Systems, Series A,
             4.000%, 10/02/1995..................................      7,500,000
  11,775,000 Petersburg, Indiana, Pollution Control Refunding
             Revenue Bonds, Indianapolis Power & Light Co.,
             3.700%, 10/24/1995..................................     11,775,000
   3,000,000 Plaquemines, Louisiana, Port Harbor and Terminal,
             Marine Terminal Facilities, Electro-Coal Transfer
             Revenue Bonds, Series D, 3.700%, 12/11/1995.........      3,000,000

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT FUND (UNAUDITED) -- (CONTINUED)

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (CONTINUED)
 $ 2,400,000 Platte River, Colorado, Power Authority Revenue
             Bonds, Subseries S-1, 3.900%, 12/07/1995............  $  2,400,000
  10,000,000 Putnam County, Florida, Development Authority,
             Pollution Control Revenue Bonds, Seminole Electric
             Coop, Series 1984-D, 3.400%, 12/15/2009(3)++........    10,000,000
   1,500,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District, 3.400%, 10/11/1995....     1,500,000
  10,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District, 3.850%, 10/18/1995....    10,000,000
   5,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District, 3.800%, 11/09/1995....     5,000,000
  11,000,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District, 3.600%, 12/12/1995....    11,000,000
   2,100,000 Salt River Project, Arizona, Agricultural
             Improvement & Power District, 3.750%, 12/14/1995....     2,100,000
   7,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             4.150%, 10/03/1995..................................     7,000,000
  15,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.900%, 10/11/1995..................................    15,000,000
   5,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.900%, 10/11/1995..................................     5,000,000
   1,000,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.750%, 12/07/1995..................................     1,000,000
   2,600,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.900%, 12/07/1995..................................     2,600,000
   4,500,000 San Antonio, Texas, Electric & Gas Revenue Bonds,
             3.750%, 12/08/1995..................................     4,500,000
   2,000,000 San Antonio, Texas, Water System Revenue Bonds,
             3.900%, 10/11/1995..................................     2,000,000
   5,000,000 Texas A&M University, Permanent University Fund,
             Series B, 3.900%, 10/02/1995........................     5,000,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENT SECURITIES -- (CONTINUED)
 $ 5,000,000 Texas A&M University, Revenue Bonds, 3.700%,
             11/14/1995.........................................   $  5,000,000
   5,000,000 Texas A&M University, Revenue Bonds, 3.700%,
             12/06/1995.........................................      5,000,000
   1,000,000 Texas Municipal Power Agency Revenue Bonds,
             3.450%, 10/02/1995.................................      1,000,000
   8,200,000 Texas Municipal Power Agency Revenue Bonds,
             3.800%, 12/01/1995.................................      8,200,000
   6,600,000 Texas State Public Finance Authority Revenue Bonds,
             Series 93-A, 3.750%, 11/07/1995....................      6,600,000
   7,500,000 Texas State General Obligation Bonds, Correctional
             Facilities Improvement, Series B, 7.500%,
             10/01/1995.........................................      7,500,000
   1,600,000 Texas State Tax & Revenue Anticipation Notes,
             Series 95-A, 4.750%, 08/30/1996....................      1,611,067
   3,800,000 University of Michigan, University Hospital, Series
             A, 4.500%, 12/01/2027++............................      3,800,000
  10,000,000 University of Texas Permanent University Fund,
             Series A, 3.850%, 11/13/1995.......................     10,000,000
   6,500,000 University of Texas Permanent University Fund,
             Series B, 3.600%, 11/27/1995.......................      6,500,000
   5,000,000 University of Texas Permanent University Fund,
             Series A, 3.600%, 12/13/1995.......................      5,000,000
  15,000,000 University of Texas, University Revenue Bonds,
             Series A, 3.550%, 10/10/1995.......................     15,000,000
   5,000,000 University of Texas, University Revenue Bonds,
             Series A, 3.600%, 12/13/1995.......................      5,000,000
   8,000,000 University of Texas, University Revenue Bonds,
             Series A, 3.800%, 12/13/1995.......................      8,000,000
   5,000,000 Virginia State Housing Development Authority,
             Commonwealth Mortgage Revenue Bonds, Series D,
             3.650%, 01/01/2019++...............................      5,000,000
   5,000,000 Wichita, Kansas, Public Improvement General
             Obligation Bonds, 4.400%, 10/01/1995...............      5,000,000
                                                                   ------------
                                                                    450,877,767
                                                                   ------------

                      See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT FUND (UNAUDITED) -- (CONTINUED)


  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS -- BACKED BY LETTERS OF CREDIT --
  41.89%
             ABN AMRO
             --------
 $ 7,000,000 Illinois Health Facilities Authority Revenue Bonds,
             Palos Community Hospital, Series B,
             4.000%, 12/01/2015+................................   $  7,000,000
   3,300,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital, Series C,
             4.500%, 01/01/2016+................................      3,300,000
             BANK OF NEW YORK
             ----------------
  10,000,000 Ohio County, Kentucky, Pollution Control Revenue
             Bonds, Big Rivers Electric Corp., Series 1983,
             4.300%, 06/01/2013+................................     10,000,000
             BANK OF NOVA SCOTIA
             -------------------
  10,200,000 Gary, Indiana, Environmental Improvement Revenue
             Notes, U.S. Steel Corporation Project, Series 1984,
             4.050%, 07/15/2002+................................     10,200,000
   3,400,000 New Hampshire State Industrial Development
             Authority, Pollution Control Revenue Bonds, Bangor
             Hydro-Electric Co. Project, Series 1983, 3.500%,
             01/01/2009+........................................      3,400,000
             BANK OF TOKYO
             -------------
   7,350,000 University of Iowa, Facilities Revenue Bonds, Human
             Biology Research, Series A, 4.500%, 06/01/2005+....      7,350,000
             BARCLAYS BANK
             -------------
   7,700,000 Bucks County, Pennsylvania, Industrial Development
             Authority Revenue Bonds, Tru Realty--Toys R Us
             Project, 3.750%, 12/01/2018+.......................      7,700,000
   4,000,000 Jasper County, Indiana, Pollution Control Refunding
             Revenue Bonds, Northern Indiana Public Service Co.,
             Series D, 3.750%, 11/15/1995.......................      4,000,000
             CANADIAN IMPERIAL BANK
             ----------------------
   4,500,000 Maricopa County, Arizona, Pollution Control
             Refunding Revenue Bonds, Public Service Co., New
             Mexico, Series A, 4.400%, 11/01/2022+..............      4,500,000

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             COOPERATIVE FINANCE CORP.
             -------------------------
 $ 2,440,000 Clark County, Kentucky, Pollution Control Revenue
             Bonds, 4.150%, 10/15/2014++.........................   $  2,439,805
             CREDIT SUISSE
             -------------
   6,900,000 Garden City, Kansas, Industrial Development Revenue
             Bonds, Inland Container Corp. Project, Temple Series
             1983, 3.350%, 01/01/2008+...........................      6,900,000
  10,000,000 Los Angeles County, California, Tax & Revenue
             Anticipation Notes, 4.500%, 07/01/1996..............     10,036,796
  10,440,000 Marshall County, West Virginia, Pollution Control
             Revenue Bonds, Mobay Chemical Corp. Project, 3.750%,
             12/01/2000+.........................................     10,440,000
   2,500,000 Marshall County, West Virginia, Pollution Control
             Revenue Bonds, Mountaineer Carbon Co. Project,
             4.850%, 12/01/2020+.................................      2,500,000
   2,200,000 South Louisiana Port Commission, Marine Terminal
             Facilities Refunding Revenue Bonds, Occidental
             Petroleum, 4.400%, 07/01/2021+......................      2,200,000
             CREDIT LYONNAISE
             ----------------
   5,300,000 Kenton County, Kentucky, Industrial Building Revenue
             Bonds, Redken Labs, Inc. Project, Series 1984,
             4.110%, 12/01/2014+.................................      5,300,000
             DEUTSCHE BANK
             -------------
   3,000,000 Massachusetts Bay Transit Authority, Series C,
             3.850%, 10/06/1995..................................      2,999,850
             FUJI BANK
             ---------
  13,300,000 Oregon State General Obligation Bonds, Series 73G,
             4.500%, 12/01/2018+.................................     13,300,000
             MITSUBISHI BANK
             ---------------
  37,700,000 Connecticut State Special Assessment, Unemployment
             Compensation Advanced Fund Revenue Bonds, Series B,
             4.350%, 11/15/2001+.................................     37,700,000

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT FUND (UNAUDITED) -- (CONTINUED)

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             MORGAN GUARANTY TRUST CO.
             -------------------------
 $26,000,000 Baltimore, Maryland, Port Facilities Revenue Bonds,
             Occidental Petroleum, Series 1981,
             3.750%, 10/14/2011+................................   $ 26,000,000
  11,000,000 Birmingham, Alabama, Medical Clinic Board Revenue
             Bonds, 4.950%, 12/01/2026+.........................     11,000,000
             NATIONAL WESTMINSTER BANK
             -------------------------
  20,000,000 Essex County, New Jersey, Tax Anticipation Notes,
             Series C, 4.250%, 11/22/1995.......................     20,020,580
             NORDDEUTSCHE LANDESBANK
             -----------------------
   9,900,000 Brazos, Texas, Harbor Industrial Development Corp.
             Revenue Bonds, Badische Corp., 3.750%,
             12/01/2013+........................................      9,900,000
             NORTHERN TRUST/HARRIS TRUST & SAVINGS BANK
             ------------------------------------------
   1,200,000 Illinois Educational Facilities Authority Revenue
             Bonds, Illinois Institute of Technology, Series A,
             4.500%, 09/01/2025+................................      1,200,000
             SANWA BANK
             ----------
   2,975,000 District of Columbia Aces, Georgetown University
             Revenue Bonds, Series 1988-B, 4.350%, 04/01/2004+..      2,975,000
   6,500,000 District of Columbia Aces, Georgetown University
             Revenue Bonds, Series 1988-C, 4.350%, 04/01/2012+..      6,500,000
  12,100,000 Illinois Health Facilities Authority Revenue Bonds,
             Elmhurst Memorial Hospital, Series B, 4.850%,
             01/01/2020+........................................     12,100,000
   4,600,000 Michigan State Job Development Authority Revenue
             Bonds, Hitachi Metals International Project,
             3.600%, 01/01/2004+................................      4,600,000
   6,000,000 Missouri State Environmental Improvement & Energy
             Resources Authority, Pollution Control Refunding
             Revenue Bonds, Noranda Aluminum, Inc. Project,
             4.500%, 10/01/2002+................................      6,000,000

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT CASH EQUIVALENTS --
 BACKED BY LETTERS OF CREDIT -- (CONTINUED)
             SUMITOMO BANK
             -------------
 $ 6,100,000 Wake County, North Carolina, Industrial Facilities
             & Pollution Control Financing Authority Revenue
             Bonds, Carolina Power & Light Co. Project, Series
             1985-B, 4.500%, 09/01/2015+........................   $  6,100,000
  11,700,000 Wake County, North Carolina, Industrial Facilities
             & Pollution Control Financing Authority Revenue
             Bonds, Carolina Power & Light Co. Project, Series
             1985-C, 4.500%, 10/01/2015+........................     11,700,000
             SWISS BANK
             ----------
   2,251,000 Austin, Texas, Utilities Systems Revenue Bonds,
             3.400%, 10/10/1995.................................      2,251,000
   9,950,000 Austin, Texas, Utilities Systems Revenue Bonds,
             3.800%, 12/11/1995.................................      9,950,000
   3,600,000 Louisiana Public Facilities Authority, Pollution
             Control Revenue Bonds, Ciba-Geigy Corp. Project,
             4.400%, 12/01/2004+................................      3,600,000
             TORONTO DOMINION BANK
             ---------------------
   1,900,000 Burlington, Kansas, Pollution Control Refunding
             Revenue Bonds, Kansas City Power & Light Co.,
             Series 87-A, 3.700%, 10/02/1995....................      1,900,000
  13,400,000 Maricopa County, Arizona, Pollution Control
             Refunding Revenue Bonds, Arizona Public Service
             Co., Series 94-C, 4.850%, 05/01/2029+..............     13,400,000
             UNION BANK OF SWITZERLAND
             -------------------------
   4,600,000 Chicago, Illinois, General Obligation Bonds, Series
             A-2 3.500%, 10/31/1995.............................      4,597,813
  12,000,000 Chicago, Illinois, General Obligation Bonds, Series
             A, 4.600%, 10/31/1996+.............................     12,001,281
             WESTDEUTSCHE LANDESBANK
             -----------------------
  14,500,000 Chicago, Illinois, O'Hare Airport Special
             Facilities Revenue Bonds, American Airlines, Inc.
             Project, Series A, 4.850%, 12/01/2017+.............     14,500,000
                                                                   ------------
                                                                    331,562,125
                                                                   ------------

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT FUND (UNAUDITED) -- (CONTINUED)

              VALUE
             (NOTE 1)
           ----------

TOTAL INVESTMENTS (Cost $782,439,892*)....................  98.86% $782,439,892
OTHER ASSETS & LIABILITIES (NET)..........................   1.14     9,013,577
                                                           ------  ------------
NET ASSETS................................................ 100.00% $791,453,469
                                                           ======  ============

--------
 * Aggregate cost for Federal tax and book purposes.
 + Variable rate demand bonds and notes are payable upon not more than seven business days notice.
++ Variable rate put bonds and notes with demand features to mature within one year.
(1) Secured by irrevocable warrant purchase agreement between the state and certain banks.
(2) Secured in part by investment agreement with AIG Matched Funding Corp.
(3) Secured in part by CFC (National Rural Utilities Cooperative Corp.)
    Guarantee.
Note:
 These municipal securities meet the two highest rating categories assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.
 At September 30, 1995, approximately 42% of the net assets are invested in municipal securities that have letter of credit enhancement features backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.
 At September 30, 1995, approximately 26% of the net assets are invested in Texas municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT SECURITIES FUND (UNAUDITED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- 87.95%
  $2,000,000 Alabama State Refunding General Obligation Bonds,
             5.900%, 03/01/1999..................................   $ 2,095,560
   2,000,000 California State Revenue Anticipation Warrants,
             Series C, (FGIC), 5.750%, 04/25/1996................     2,018,960
   5,000,000 Connecticut State Special Tax Obligation Refunding
             Revenue Bonds, Transportation Infrastructure
             Purposes, Series C, (FGIC), 5.500%, 10/01/2000......     5,246,950
   1,425,000 Florida State Board of Education, Public Education
             Capital Outlay General Obligation Bonds, Series B,
             5.625%, 06/01/2000..................................     1,504,372
   2,000,000 Harris County, Texas, Refunding Bonds, 5.750%,
             10/01/1998..........................................     2,086,680
   2,000,000 Hawaii State Public Improvements General Obligation
             Bonds, Series CK, 5.000%, 09/01/1998................     2,052,920
   1,900,000 Illinois State Sales Tax Refunding Revenue Bonds,
             Series Q, 5.300%, 06/15/2000........................     1,969,464
   1,130,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series B,
             4.800%, 07/01/1996..................................     1,139,289
   1,000,000 Massachusetts State Water Pollution Abatement Trust
             Revenue Bonds, Pool Loan Program, Series 2,
             4.400%, 02/01/1997..................................     1,006,030
   1,250,000 Milwaukee, Wisconsin, General Obligation Bonds,
             Series A5, 5.500%, 02/15/1999.......................     1,297,425
   1,900,000 Mississippi State General Obligation Bonds, Series
             B, 5.000%, 08/01/1999...............................     1,958,026
   2,200,000 Nevada State Highway Improvement, Motor Vehicle Fuel
             Tax Revenue Bonds, 7.000%, 04/01/1999...............     2,391,378
   4,000,000 New Jersey State Transportation Trust Fund
             Authority, Transportation System Revenue Bonds,
             Series B, 5.000%, 06/15/1999........................     4,103,120
   2,000,000 New York State Environmental Facilities Corp.
             Pollution Control Revenue Bonds, New York City
             Municipal Water, Revolving Fund, 5.500%,
             06/15/1999..........................................     2,079,980

  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
  $1,250,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A, 5.750%, 04/01/1998.........   $ 1,296,825
   2,000,000 North Dakota State Student Loan Refunding Bonds,
             Series A, 5.400%, 07/01/1996........................     2,018,560
   2,000,000 Ohio State Public Facilities Commission, Higher
             Education Capital Facilities Revenue Bonds, Series
             II-A, 5.200%, 05/01/1997............................     2,039,920
   2,000,000 Pennsylvania State General Obligation Bonds, Series
             A, 5.700%, 11/15/1999...............................     2,104,760
   1,000,000 Seattle, Washington, Municipal Light & Power Revenue
             Bonds, 6.000%, 07/01/1998...........................     1,047,630
   1,250,000 Washington State General Obligation Bonds, Series
             1995C, AT-8, and R-95B, 5.500%, 07/01/1997..........     1,282,462
   2,135,000 Wisconsin State Public Improvements, Water Utility &
             Highway Improvements, Series A, 5.750%, 05/01/2000..     2,263,506
                                                                    -----------
                                                                     43,003,817
                                                                    -----------
 TAX-EXEMPT SECURITIES --
 BACKED BY LETTERS OF CREDIT -- 10.43%
             LASALLE NATIONAL BANK
             ---------------------
   1,900,000 Illinois Health Facilities Authority Revenue Bonds,
             Ingalls Memorial Hospital, Series B,
             4.500%, 01/01/2016+.................................     1,900,000
             SANWA BANK
             ----------
   2,000,000 Missouri State Environmental Improvement and Energy
             Resources Authority, Pollution Control Refunding
             Revenue Bonds, Noranda Aluminum, Inc. Project,
             4.500%, 10/01/2002+.................................     2,000,000
             TORONTO DOMINION BANK
             ---------------------
   1,200,000 Wisconsin State Health Facilities Authority
             Refunding Revenue Bonds, Franciscan Health Care,
             Series A-2, 4.400%, 01/01/2016+.....................     1,200,000
                                                                    -----------
                                                                      5,100,000
                                                                    -----------

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
SHORT-TERM TAX-EXEMPT SECURITIES FUND (UNAUDITED) -- (CONTINUED)





                                                                        VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                         -----------

 OTHER INVESTMENTS -- 0.37%
     182,700 Dreyfus Tax-Exempt Cash Management Fund..............   $   182,700
                                                                     -----------

TOTAL INVESTMENTS (Cost $47,595,700*)......................  98.75% $48,286,517
OTHER ASSETS & LIABILITIES (NET)...........................   1.25      612,112
                                                            ------  -----------
NET ASSETS................................................. 100.00% $48,898,629
                                                            ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
FGIC -- Financial Guaranty Insurance Corp.
Note:
 These municipal securities meet the three highest rating categories assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1995, approximately 10% of the net assets are invested in municipal securities that have letter of credit enhancement features backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1995, approximately 11% of the net assets are invested in Connecticut municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERMEDIATE-TERM TAX-EXEMPT FUND (UNAUDITED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                             (NOTE 1)
 -----------                                                        ------------

 TAX-EXEMPT SECURITIES -- 73.79%
 $10,000,000 California State Public Improvements General
             Obligation Bonds, (FGIC), 7.500%, 11/01/2003........   $ 11,791,800
  10,000,000 Connecticut State General Obligation Bonds, Series
             D, 6.250%, 11/15/2009...............................     10,620,200
  10,000,000 Fairfax County, Virginia, Refunding General
             Obligation Bonds, Series C, 5.250%, 05/01/2008......      9,990,400
  10,000,000 Georgia State General Obligation Bonds, Series C,
             6.500%, 07/01/2004..................................     11,271,300
  10,000,000 Hawaii State Refunding General Obligation Bonds,
             Series CI, 4.500%, 11/01/2005.......................      9,722,900
  10,000,000 Hawaii State General Obligation Bonds, Series CJ,
             5.900%, 01/01/2006..................................     10,697,700
  10,000,000 Maryland State & Local Facilities Loan, Refunding
             General Obligation Bonds, 3rd Series, 4.400%,
             07/15/2004..........................................      9,806,500
  10,000,000 Maryland State & Local Facilities, Public
             Improvements Correctional Facilities, 3rd Series,
             5.700%, 10/15/2006..................................     10,536,000
  10,000,000 Maryland State Department of Transportation,
             Consolidated Transportation Bonds, Second Issue,
             4.375%, 12/15/2003..................................      9,717,000
  10,000,000 Massachusetts State Public Improvements, General
             Obligation Bonds, Series C, (MBIA),
             5.625%, 08/01/2011..................................     10,024,900
  10,000,000 New Jersey State Refunding General Obligation Bonds,
             Series D, 5.625%, 02/15/2005........................     10,636,100
  10,000,000 New Jersey State, Transportation Authority Revenue
             Bonds, Series A, 4.625%, 06/15/2002.................     10,056,700
  10,000,000 New Jersey State, Transportation Trust Fund Revenue
             Bonds, Transportation System, Series A, 5.250%,
             06/15/2008..........................................      9,916,900
   8,000,000 Ohio State University & College Improvements Revenue
             Bonds, Series B, 4.400%, 12/01/2006+................      8,000,000
  10,000,000 Pennsylvania Intergovernmental Cooperation Authority
             Special Tax Refunding Revenue Bonds, City of
             Philadelphia Funding Program, (FGIC),
             5.350%, 06/15/2007..................................     10,144,200

  PRINCIPAL                                                           VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                       ------------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $10,000,000 Puerto Rico Telephone Authority Revenue Bonds,
             (AMBAC), 4.950%, 01/01/2003........................   $ 10,157,600
  10,000,000 Texas State Refunding Bonds, Series A,
             5.800%, 10/01/2004.................................     10,746,900
  10,000,000 Wisconsin State Refunding General Obligation Bonds,
             Series 3, 4.875%, 11/01/2005.......................     10,007,500
                                                                   ------------
                                                                    183,844,600
                                                                   ------------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 13.60%
  10,000,000 Fairfax County, Virginia, Industrial Development
             Authority Revenue Bonds, Fairfax Hospital System,
             6.801%, 08/29/2023 (Prerefunded 08/15/2001)........     11,307,400
  10,000,000 Sacramento, California, City Financing Authority
             Revenue Bonds, 6.700%, 11/01/2011
             (Prerefunded 11/01/2001)...........................     11,364,000
  10,000,000 South Carolina State Public Service Authority
             Revenue Bonds, Santee-Cooper Project, Series D,
             (MBIA), 6.625%, 07/01/2031 (Prerefunded
             07/01/2002)........................................     11,220,800
                                                                   ------------
                                                                     33,892,200
                                                                   ------------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 10.80%
             FIRST NATIONAL BANK OF CHICAGO
             ------------------------------
   6,900,000 Illinois Health Facilities Authority Revenue Bonds,
             Evangelical Hospitals Corp., Series A,
             4.450%, 01/01/2016+................................      6,900,000
             FUJI BANK
             ---------
  10,000,000 Illinois Health Facilities Authority, Healthcorp
             Affiliates, Series A, 4.500%, 11/01/2015+..........     10,000,000
             SANWA BANK
             ----------
  10,000,000 Indiana Health Facilities Financing Authority, St.
             Anthony's Medical Center Project Revenue Bonds,
             4.500%, 12/01/2014+................................     10,000,000
                                                                   ------------
                                                                     26,900,000
                                                                   ------------

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
INTERMEDIATE-TERM TAX-EXEMPT FUND (UNAUDITED) -- (CONTINUED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 OTHER INVESTMENTS -- 0.76%
   1,395,600 Dreyfus Tax-Exempt Cash Management Fund.............   $  1,395,600
     500,000 Shearson Tax-Exempt Municipal Fund..................        500,000
                                                                    ------------
                                                                       1,895,600
                                                                    ------------

TOTAL INVESTMENTS (Cost $234,898,760*)....................  98.95% $246,532,400
OTHER ASSETS & LIABILITIES (NET)..........................   1.05     2,621,656
                                                           ------  ------------
NET ASSETS................................................ 100.00% $249,154,056
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC--Financial Guaranty Insurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1995, approximately 24% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1995, approximately 12% of the net assets are invested in New Jersey municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND (UNAUDITED)

  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- 68.71%
  $3,825,000 Metropolitan Transportation Authority of New York,
             Commuter Facilities Revenue Bonds, Series A, (MBIA),
             7.000%, 07/01/2006..................................   $ 4,437,765
   4,000,000 Municipal Assistance Corp., City of New York, Series
             C, (AMBAC), 5.000%, 07/01/2006......................     3,976,680
   2,500,000 Municipal Assistance Corp., City of New York, Series
             D, (AMBAC), 5.250%, 07/01/2002......................     2,587,375
   3,900,000 Nassau County, New York, Combined Sewer Districts
             Refunding General Obligation Bonds, Series G,
             (MBIA), 5.100%, 01/15/2003..........................     4,004,832
   3,500,000 New York State Dormitory Authority, City University
             System Revenue Bonds, Series A, (FGIC),
             5.600%, 07/01/2004..................................     3,705,660
   4,000,000 New York State Dormitory Authority, Columbia
             University Refunding Revenue Bonds, Series A,
             4.500%, 07/01/2005..................................     3,910,160
   7,500,000 New York State Environmental Facilities Corp.,
             Pollution Control Revenue Bonds, State Water
             Revolving Fund, Series A, 7.250%, 06/15/2010........     8,445,750
   2,500,000 New York State Housing Finance Agency Special
             Obligation Bonds, New York City Health Facilities,
             Series A, 6.900%, 05/01/2003........................     2,856,425
   4,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series A, 5.400%, 04/01/2005.........     4,110,720
   3,000,000 New York State Local Government Assistance Corp.
             Revenue Bonds, Series B, 7.500%, 04/01/2020.........     3,483,150
   4,000,000 New York State Power Authority Revenue and General
             Purpose Bonds, Series CC, 5.000%, 01/01/2008........     3,889,000
   4,000,000 New York State Refunding General Obligation Bonds,
             Series B, 5.500%, 08/15/2006........................     4,132,080
   4,000,000 New York State Thruway Authority General Revenue
             Bonds, Series C, (FGIC), 5.400%, 01/01/2005.........     4,141,040
   4,000,000 Puerto Rico Telephone Authority Revenue Bonds,
             (MBIA), 5.250%, 01/01/2005..........................     4,117,880

 PRINCIPAL                                                             VALUE
   AMOUNT                                                            (NOTE 1)
 ----------                                                         -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
 $5,000,000 Puerto Rico Telephone Authority Revenue Bonds,
            Reserve 1, (AMBAC), 5.050%, 01/01/2004...............   $ 5,101,100
  3,000,000 Triborough Bridge & Tunnel Authority, New York,
            Revenue Bonds, Series T, 6.000%, 01/01/2001..........     3,209,730
                                                                    -----------
                                                                     66,109,347
                                                                    -----------
 TAX-EXEMPT SECURITIES -- ESCROWED IN U.S. GOVERNMENTS -- 18.07%
  4,000,000 New York City, New York, Municipal Water Finance
            Authority, Water & Sewer Systems Revenue Bonds,
            Series C, 7.750%, 06/15/2020.........................     4,696,680
  4,000,000 New York State Dormitory Authority, City University
            System Revenue Bonds, Series A, 7.625%, 07/01/2020...     4,613,760
  3,000,000 New York State Dormitory Authority, State University
            Refunding Revenue Bonds, Series A, 7.250%,
            05/15/2018 (Prerefunded 05/15/02)....................     3,495,780
  4,000,000 New York State Urban Development Revenue Bonds,
            Correctional Facilities Project, Series B,
            7.750%, 01/01/2014 (Prerefunded 01/01/00)............     4,582,640
                                                                    -----------
                                                                     17,388,860
                                                                    -----------
 TAX-EXEMPT SECURITIES -- BACKED BY LETTERS OF CREDIT -- 8.32%
            INDUSTRIAL BANK OF JAPAN
            ------------------------
  4,000,000 New York City, New York, General Obligation Bonds,
            Subseries E2, 4.850%, 08/01/2021+....................     4,000,000
            SWISS BANK
            ----------
  2,500,000 New York City, New York, Industrial Development
            Agency, Civic Facility Revenue Bonds, National
            Audubon Society Project, 4.850%, 12/01/2014+.........     2,500,000
  1,500,000 New York City, New York, Trust for Cultural
            Resources, Revenue Bonds, Soloman R. Guggenheim,
            Series B, 4.850%, 12/01/2015+........................     1,500,000
                                                                    -----------
                                                                      8,000,000
                                                                    -----------

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND (UNAUDITED) -- (CONTINUED)

                                                                       VALUE
   SHARES                                                             (NOTE 1)
 -----------                                                        ------------

 OTHER INVESTMENTS -- 1.91%
   1,840,500 Shearson New York Tax-Exempt Money Fund..............   $ 1,840,500
                                                                     -----------

TOTAL INVESTMENTS (Cost $90,923,123*).......................  97.01% $93,338,707
OTHER ASSETS & LIABILITIES (NET)............................   2.99    2,876,855
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $96,215,562
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Variable rate demand bonds and notes are payable upon not more than seven business days notice.
AMBAC--American Municipal Bond Assurance Corp.
FGIC --Financial Guaranty Insurance Corp.
MBIA --Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest rating categories assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1995, approximately 26% of the net assets are invested in municipal securities that have letter of credit enhancement features or escrows in U.S. Government securities backing them, which the Fund relies on. Without such features, the securities may or may not meet the quality standards of securities purchased by the Fund.

 At September 30, 1995, approximately 86% of the net assets are invested in New York municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

UST MASTER TAX-EXEMPT FUNDS, INC.
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1995
LONG-TERM INTERMEDIATE-TERM TAX-EXEMPT FUND (UNAUDITED)

  PRINCIPAL                                                          VALUE
   AMOUNT                                                           (NOTE 1)
 -----------                                                      ------------

 TAX-EXEMPT SECURITIES -- 87.23%
 $ 4,000,000 Austin, Texas, Combined Utility Systems Refunding
             Revenue Bonds, Series A, (MBIA), 5.750%,
             11/15/2014.........................................  $  3,922,440
   4,000,000 Fulton County, Georgia, School District General
             Obligation Bonds, 5.625%, 01/01/2021...............     3,858,560
  20,000,000 Illinois State General Obligation Bonds,
             5.750%, 07/01/2020.................................    19,457,800
   4,000,000 Intermountain Power Agency, Utah, Power Supply
             Refunding Revenue Bonds, Series A,
             5.500%, 07/01/2020.................................     3,728,800
   4,000,000 Maryland State Community Development
             Administration, Department of Housing & Community
             Development Refunding Revenue Bonds, Single Family
             Project, 1st Series, 5.800%, 04/01/2009............     4,025,000
   4,000,000 Massachusetts State General Obligation Bonds,
             Series C, 5.625%, 08/01/2013.......................     3,946,480
   4,000,000 Michigan State Trunk Line Fund Refunding Revenue
             Bonds, Series A, 5.500%, 10/01/2021................     3,728,360
   4,000,000 New Jersey State Transportation Trust Fund
             Authority Refunding Revenue Bonds, Series A,
             5.250%, 06/15/2014.................................     3,776,600
   4,000,000 New York State Medical Care Facilities Finance
             Agency Refunding Revenue Bonds, New York Hospital,
             FHA Insured, Series A, (AMBAC), 5.500%,
             08/15/2024.........................................     3,701,080
   4,000,000 Orlando, Florida, Utilities Commission, Water &
             Electric Revenue Bonds, Series A,
             5.250%, 10/01/2023.................................     3,655,960
   4,000,000 Orlando & Orange County Expressway Authority
             Refunding Revenue Bonds, (AMBAC), 5.250%,
             07/01/2012.........................................     3,827,800
   4,000,000 San Antonio, Texas, Electric & Gas Refunding
             Revenue Bonds, 5.000%, 02/01/2014..................     3,612,040
   4,000,000 Texas Water Development Board Revenue Bonds, State
             Revolving Fund, 5.250%, 07/15/2015.................     3,715,960

  PRINCIPAL                                                            VALUE
   AMOUNT                                                            (NOTE 1)
 -----------                                                        -----------

 TAX-EXEMPT SECURITIES -- (CONTINUED)
  $4,000,000 Valdez, Alaska, Marine Terminal Refunding Revenue
             Bonds, BP Pipeline, Inc. Project, Series B, 5.500%,
             10/01/2028..........................................   $ 3,639,680
   4,000,000 Washington State General Obligation Bonds, Series A,
             5.750%, 09/01/2019..................................     3,908,360
   4,000,000 Wisconsin State Transportation Refunding Revenue
             Bonds, Series B, 5.500%, 07/01/2022.................     3,785,640
                                                                    -----------
                                                                     76,290,560
                                                                    -----------
   SHARES
 -----------

 OTHER INVESTMENTS -- 1.17%
   1,021,600 Shearson Tax-Exempt Municipal Fund..................     1,021,600
                                                                    -----------

TOTAL INVESTMENTS (Cost $75,172,100*).......................  88.40% $77,312,160
OTHER ASSETS & LIABILITIES (NET)............................  11.60   10,145,488
                                                             ------  -----------
NET ASSETS.................................................. 100.00% $87,457,648
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
AMBAC--American Municipal Bond Assurance Corp.
MBIA--Municipal Bond Insurance Assoc.

Note:
 These municipal securities meet the three highest ratings assigned by Moody's Investors Services, Inc. or Standard and Poor's Corporation or, where not rated, are determined by the Investment Adviser, under the supervision of the Board of Directors, to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund.

 At September 30, 1995, approximately 22% of the net assets are invested in Illinois municipal securities. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers to pay the required principal and interest payments of the municipal securities.

                       See Notes to Financial Statements

                       UST MASTER TAX-EXEMPT FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  UST Master Tax-Exempt Funds, Inc. ("Master Tax-Exempt Fund") was incorporated under the laws of the State of Maryland on August 8, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Master Tax-Exempt Fund currently offers shares in five managed investment portfolios, each having its own investment objectives and policies. The financial statements for UST Master Funds, Inc. ("Master Fund") are presented separately.

  With regard to Short-Term Tax-Exempt Fund, it is Master Tax-Exempt Fund's policy, to the extent possible, to maintain a continuous net asset value per share of $1.00. The Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. However, there can be no assurance that the net asset value per share of the Portfolio will not vary.

  (A) PORTFOLIO VALUATION:

    Short-Term Tax-Exempt Fund: Securities are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

    Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt
  Fund: Securities are valued each business day as of the close of the New York Stock Exchange after consultation with an independent pricing service (the "Service"). When in the judgement of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Short-term debt instruments with remaining maturities of 60 days or less, and variable rate demand notes and securities with put options exercisable within one year, are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Master Tax-Exempt Fund's Board of Directors.

    The net asset value of the shares in Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund, and Long-Term Tax-Exempt Fund will fluctuate as the market values of their portfolio securities change in response to changing market rates of interest and other factors.

  (B) SECURITY TRANSACTIONS AND INVESTMENT INCOME:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    Short-Term Tax-Exempt Fund: Net investment income dividends are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share.

    Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt
  Fund: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and post-October losses.

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (D) FEDERAL TAXES:

    It is the policy of Master Tax-Exempt Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 1995, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains as follows:

                                           EXPIRATION DATE MARCH 31,
                                  --------------------------------------------
                                   1996   2001    2002      2003      TOTAL
                                  ------ ------- ------- ---------- ----------
   Short-Term Tax-Exempt Fund.... $4,000 $22,000 $31,000        --  $   57,000
   Short-Term Tax-Exempt Securi-
    ties Fund....................    --      --      --  $  658,000    658,000
   Intermediate-Term Tax-Exempt
    Fund.........................    --      --      --   8,425,000  8,425,000
   New York Intermediate-Term
    Tax-Exempt Fund..............    --      --      --   2,617,000  2,617,000
   Long-Term Tax-Exempt Fund.....    --      --      --     833,000    833,000

    To the extent that such carryforwards are utilized, no capital gains distributions will be made.

    Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio's next taxable year. Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund incurred, and elected to defer, net capital losses of approximately $869,000, $2,722,000, $824,000 and $1,220,000 for the year ended March 31,
  1995, respectively.

    At September 30, 1995, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                       TAX BASIS     TAX BASIS        NET
                                       UNREALIZED    UNREALIZED    UNREALIZED
                                      APPRECIATION (DEPRECIATION) APPRECIATION
                                      ------------ -------------- ------------
   Short-Term Tax-Exempt Securities
    Fund............................. $   690,817    $     --     $   690,817
   Intermediate-Term Tax-Exempt
    Fund.............................  11,859,531     (225,891)    11,633,640
   New York Intermediate-Term Tax-
    Exempt Fund......................   2,444,944      (29,360)     2,415,584
   Long-Term Tax-Exempt Fund.........   2,569,120     (429,060)     2,140,060

  (E) EXPENSE ALLOCATION:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

  United States Trust Company of New York ("U.S. Trust") serves as the investment adviser to Master Tax-Exempt Fund. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .25% of the average daily net assets of Short-Term Tax-Exempt Fund, .30% of the average daily net assets of Short-Term Tax-Exempt Securities Fund, .35% of the average daily net assets of Intermediate-Term Tax-Exempt Fund and .50% of the average daily net assets of New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund.

  Effective September 1, 1995, Chase Global Funds Services Company ("CGFSC"), formerly, Mutual Funds Service Company ("MFSC"), and Federated Administrative Services ("Administrators") provide administrative services to Master Tax-Exempt Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Master Tax-Exempt Fund and Master Fund (excluding Master Fund's international equity portfolios), an affiliated investment company, as follows: .200% of the first $200 million,
 .175% of the next $200 million, and .150% over $400 million. Administration fees payable by each Portfolio of the two investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. After such allocation has been made, the Administrators are entitled jointly to an annual minimum fee of $18,000 and $39,000 for the first and second full years, respectively, after they commenced operations, and $50,000 for each full year thereafter from Short-Term Tax-Exempt Securities Fund. Effective August 1, 1995 through August 31, 1995, MFSC and Federated Administrative Services served as administrators to Master Tax-Exempt Fund and prior to August 1, 1995, MFSC and Concord Holding Company served as administrators to Master Tax-Exempt Fund all under the same terms, conditions and fees as stated above. For the period ended September 30, 1995, administration fees charged by MFSC were as follows:

Short-Term Tax-Exempt Fund............................................. $475,645
Short-Term Tax-Exempt Securities Fund..................................   28,638
Intermediate-Term Tax-Exempt Fund......................................  146,288
New York Intermediate-Term Tax-Exempt Fund.............................   55,112
Long-Term Tax-Exempt Fund..............................................   49,454

  From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. Until further notice to Master Tax-Exempt Fund, U.S. Trust and/or the Administrators intend to voluntarily waive fees and reimburse expenses to the extent necessary for Short-Term Tax-Exempt Fund and Short-Term Tax-Exempt Securities Fund to maintain an annual expense ratio of not more than .60%.

  Master Tax-Exempt Fund has also entered into shareholder servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organizations an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Master Tax-Exempt Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees payable by such Portfolio. For the period ended September 30, 1995, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. TRUST ADMINISTRATORS
                                                       ---------- --------------
Short-Term Tax-Exempt Fund............................  $145,296      $  --
Short-Term Tax-Exempt Securities Fund.................    10,869         166
Intermediate-Term Tax-Exempt Fund.....................    52,923         691
New York Intermediate-Term Tax-Exempt Fund............    10,628         167
Long-Term Tax-Exempt Fund.............................    21,766       1,270

  Effective August 1, 1995, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, replaced UST Distributors, Inc. as the sponsor and distributor of the Master Tax-Exempt Funds. Certain sales of Master Tax-Exempt Fund's shares are subject to a maximum sales charge of 4 1/2% of the offering price. Shares of each Portfolio are sold on a continuous basis by the Distributor.

  Each Director of Master Tax-Exempt Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. No person who is an officer, director or employee of U.S. Trust or the Administrators, or of any parent or subsidiary thereof, who serves as an officer, director or employee of Master Tax-Exempt Fund receives any compensation from Master Tax-Exempt Fund.

  U.S. Trust serves as the shareholder servicing and dividend disbursing agent to Master Tax-Exempt Fund and effective September 1, 1995, CGFSC serves as the sub-shareholder servicing agent. Prior to September 1, 1995, MFSC served as the sub-shareholder servicing agent. For the period ended September 30, 1995, shareholder servicing fees charged by U.S. Trust and MFSC were as follows:

Short-Term Tax-Exempt Fund............................................. $11,707
Short-Term Tax-Exempt Securities Fund..................................   3,754
Intermediate-Term Tax-Exempt Fund......................................  10,329
New York Intermediate-Term Tax-Exempt Fund.............................   4,313
Long-Term Tax-Exempt Fund..............................................  11,311

  Effective September 1, 1995, the Chase Manhattan Bank, N.A. ("Chase") serves as custodian of Master Tax-Exempt Fund's assets. Prior to September 1, 1995, U.S. Trust served as the custodian of Master Tax-Exempt Fund's assets. For the period ended September 30, 1995, custody fees charged by U.S. Trust were as follows:

Short-Term Tax-Exempt Fund............................................. $175,440
Short-Term Tax-Exempt Securities Fund..................................    6,851
Intermediate-Term Tax-Exempt Fund......................................   52,322
New York Intermediate-Term Tax-Exempt Fund.............................   20,107
Long-Term Tax-Exempt Fund..............................................   18,621

3. PURCHASES AND SALES OF SECURITIES

  Purchases and sales and maturities of securities, excluding short-term investments, for the Portfolios aggregated:

                                                         PURCHASES     SALES
                                                        ----------- -----------
Short-Term Tax-Exempt Securities Fund.................. $29,526,576 $26,557,752
Intermediate-Term Tax-Exempt Fund......................  68,455,300  99,770,621
New York Intermediate-Term Tax-Exempt Fund.............  77,664,873  79,912,720
Long-Term Tax-Exempt Fund..............................  92,343,200  85,077,200

4. COMMON STOCK:

  Master Tax-Exempt Fund currently offers five classes of shares, each representing interests in one of five separate Portfolios. Authorized capital for each Portfolio is as follows: 1,500 million shares of Short-Term Tax-Exempt Fund and 500 million shares each of Short-Term Tax-Exempt Securities Fund, Intermediate-Term Tax-Exempt Fund, New York Intermediate-Term Tax-Exempt Fund and Long-Term Tax-Exempt Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable and tax-exempt earnings on the assets belonging to such Portfolio as are declared at the discretion of Master Tax-Exempt Fund's Board of Directors. Since Short-Term Tax-Exempt Fund has sold, reinvested and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amount shown below for such transactions.

                                                 SHORT-TERM TAX-EXEMPT FUND
                                               --------------------------------
                                                PERIOD ENDED      YEAR ENDED
                                                  09/30/95         03/31/95
                                               ---------------  ---------------
Sold.......................................... $ 1,562,772,228  $ 3,360,809,326
Issued as reinvestment of dividends...........         728,990        1,153,926
Redeemed......................................  (1,586,956,161)  (3,241,661,217)
                                               ---------------  ---------------
Net Increase/(Decrease)....................... $   (23,454,943) $   120,302,035
                                               ===============  ===============

                               SHORT-TERM TAX-EXEMPT SECURITIES FUND
                         ----------------------------------------------------
                              PERIOD ENDED                YEAR ENDED
                                09/30/95                   03/31/95
                         ------------------------  --------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Sold....................  2,749,014  $ 19,306,482    5,191,784  $  36,086,132
Issued as reinvestment
 of dividends...........     13,744        96,502       36,054        250,323
Redeemed................ (2,766,926)  (19,409,558)  (6,560,697)   (45,516,509)
                         ----------  ------------  -----------  -------------
Net (Decrease)..........     (4,168) $     (6,574)  (1,332,859) $  (9,180,054)
                         ==========  ============  ===========  =============
                                 INTERMEDIATE-TERM TAX-EXEMPT FUND
                         ----------------------------------------------------
                              PERIOD ENDED                YEAR ENDED
                                09/30/95                   03/31/95
                         ------------------------  --------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Sold....................  3,933,458  $ 35,405,957    8,364,943  $  71,548,913
Issued as reinvestment
 of dividends...........     36,497       329,310       86,329        742,840
Redeemed................ (3,408,333)  (30,813,432) (16,301,349)  (139,097,191)
                         ----------  ------------  -----------  -------------
Net
 Increase/(Decrease)....    561,622  $  4,921,835   (7,850,077) $ (66,805,438)
                         ==========  ============  ===========  =============
                            NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND
                         ----------------------------------------------------
                              PERIOD ENDED                YEAR ENDED
                                09/30/95                   03/31/95
                         ------------------------  --------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Sold....................  2,215,984  $ 18,590,371    5,744,893  $  45,807,741
Issued as reinvestment
 of dividends...........     14,874       125,000       31,117        250,999
Redeemed................ (1,456,546)  (12,235,254)  (8,346,243)   (66,576,830)
                         ----------  ------------  -----------  -------------
Net
 Increase/(Decrease)....    774,312  $  6,480,117   (2,570,233) $ (20,518,090)
                         ==========  ============  ===========  =============
                                     LONG-TERM TAX-EXEMPT FUND
                         ----------------------------------------------------
                              PERIOD ENDED                YEAR ENDED
                                09/30/95                   03/31/95
                         ------------------------  --------------------------
                           SHARES       AMOUNT       SHARES        AMOUNT
                         ----------  ------------  -----------  -------------
Sold....................  2,643,145  $ 24,921,338    6,687,768  $  58,879,514
Issues in connection
 with US Affinity
 Acquisition (Note 6)...        --            --       217,206      2,050,770
Issued as reinvestment
 of dividends...........     22,218       210,054       59,438        522,710
Redeemed................ (2,006,951)  (18,993,708)  (7,715,183)   (67,394,609)
                         ----------  ------------  -----------  -------------
Net
 Increase/(Decrease)....    658,412  $  6,137,684     (750,771) $  (5,941,615)
                         ==========  ============  ===========  =============

5. ORGANIZATION COSTS:

  Master Tax-Exempt Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

6. ASSET ACQUISITION:

  On March 10, 1995, the Long-Term Tax-Exempt Fund acquired certain assets of $2,050,770 (excluding unamortized organization costs) from USAffinity Tax-Free Municipal Fund in a tax-free exchange for 217,206 shares of the Long-Term Tax-Exempt Fund.



USTEFXS995